SERIES C PREFERRED STOCK AND SERIES C WARRANTS (Tables)	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF KEY INPUTS WARRANT LIABILITY

The key inputs for the warrant liability were as follows as of initial valuation on November 4, 2025:

Key Valuation Inputs
Expected term (years)	2.00
Annualized volatility	92.27%
Risk-free interest rate	3.58%
Series C Convertible Preferred Stock per Share Value	$1,177.54
Dividend yield	0.00%
Exercise price	$10,000.00

The key inputs for the warrant liability were as follows as of December 31, 2025:

Key Valuation Inputs
Expected term (years)	1.84
Annualized volatility	86.25%
Risk-free interest rate	3.47%
Series C Convertible Preferred Stock per Share Value	$950.25
Dividend yield	0.00%
Exercise price	$10,000.00

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the six months ended December 31, 2025:

Warrant Liability
Fair value as of June 30, 2025	$-
Initial fair value of warrant liability upon issuance	882,345
Change in fair value of warrant liability	(593,710)
Fair value as of December 31, 2025	$288,635